Business Acquisition and Goodwill	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Business Acquisition and Goodwill [Abstract]
BUSINESS ACQUISITION AND GOODWILL

3 — BUSINESS ACQUISITION AND GOODWILL

Acquisition of Beijing Deran

On March 24, 2022, BJY acquired an additional 17.62% equity interest of Beijing Deran, an investee BJY previously held 33.38% equity interest and accounted for using equity method, for a purchase consideration of $830,324 (RMB5,286,676). Upon the acquisition, Beijing Deran became a consolidated subsidiary of BJY, the equity and income attributable to the minority shareholders is recorded and presented as non-controlling interests.

The total purchase consideration of $830,324 consisted of a cash payment of $568,622, which was paid in full in April 2022, settlement of receivable from the seller in the amount of $124,660, and assumption of liabilities in the amount of $137,042. The assets and liabilities of Beijing Deran were recorded at their respective estimated fair value as of the acquisition date.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes at the acquisition date. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.157 on March 24, 2022.

	Amount US$	Amortization Years
Current assets	1,146,737
Property and equipment, net	816
Distribution channel	1,020,889	10
Technology	486,886	10
Total identifiable assets acquired	2,655,328

Current liabilities	73,906
Deferred tax liabilities	236,768
Total liabilities assumed	310,674

Net identifiable assets acquired	2,344,654
Total purchase consideration	830,324
Fair value of previously held equity interest	996,954
Fair value of non-controlling interests	1,721,734
Goodwill	1,204,358

Goodwill, which is not tax deductible is related to synergies expected to arise after the acquisition.

The fair values of the non-controlling interests and previously held equity interest were determined using the Discounted Cash Flow (“DCF”) Method, the fair value of the distribution channel was determined using the Multi-period Excess Earnings Method, and the fair value of the technology was determined using the Relief from Royalty Method, all of which were under the income approach.

The determination of fair values involves the use of significant judgments and estimates. The judgments used to estimate the fair value assigned to assets acquired and liabilities assumed, the intangible asset life and non-controlling interests, as well as the significant assumptions, can materially impact the Company’s consolidated financial statements. Significant assumptions used for the models included but not limited to the weighted average cost of capital, forecasted operating cash flows, discount rates, attrition rate, and royalty saving rate. The Company utilized the assistance of third-party valuation appraisers to determine the fair values as of the date of acquisition.

Pro forma results reflecting this transaction were not presented because it is not significant to the Company’s consolidated financial results.

Reverse Acquisition of Fuwei

On July 18, 2022, Fuwei and BJY entered into the Merger Agreement, pursuant to which a wholly-owned subsidiary of Fuwei will be merged with and into BJY, with BJY being the surviving entity and a wholly-owned subsidiary of Fuwei.

On December 23, 2022, the Merger was consumed with completion of the following transactions and consequently, Fuwei changed its name to “Baijiayun Group Ltd” and the shareholders of BJY and shareholders of Fuwei owned 96.79% and 3.21% interest of Baijiayun Group Ltd, respectively, upon consummation of the Merger:

–       Each BJY ordinary share that is issued and outstanding immediately prior to the Merger was cancelled in exchange for the right to receive the number of Fuwei newly issued ordinary shares as is equal to one (1) multiplied by the conversion ratio of 0.7807324;

–       Each BJY preferred share that is issued and outstanding immediately prior to the Merger was cancelled in exchange for the right to receive the number of Fuwei newly issued ordinary shares as is equal to one (1) multiplied by the conversion ratio of 0.7807324;

–       80,519,969 ordinary shares, consisting of 25,936,012 Class A ordinary shares and 54,583,957 Class B ordinary shares, were issued to BJY’s ordinary and preferred shareholders based on the conversion ratio;

–       Warrants to subscribe for 17,964,879 Class A ordinary shares were issued to certain shareholders of BJY in lieu of shares issuable for the automatic conversion of the convertible redeemable preferred shares held by certain preferred shareholders upon the completion of the Merger as the required overseas direct investment (“ODI”) filings had not been completed.

The Merger was accounted for as a reverse acquisition in accordance with ASC 805, “Business Combinations”, for reporting purpose. Fuwei and BJY are deemed to be accounting acquiree and accounting acquirer, respectively, due to BJY comprising the ongoing operations of the combined company, BJY’s senior management comprising the senior management of the combined company and BJY shareholders having a majority of the voting power of the combined company. Accordingly, the consolidated assets, liabilities, equity, and results of operations of BJY became the historical financial statements of the combined company, and Fuwei’s assets, liabilities and results of operations were consolidated with BJY beginning on the acquisition date. The equity structure of the combined company reflects the equity structure of Fuwei, and the equity structure of BJY was restated using the conversion ratio to reflect the number of shares of Fuwei issued in the reverse acquisition.

The Company selected a convenience date of December 31, 2022 to account for the allocation of the purchase price, which was based on the fair value of assets and liabilities as of December 31, 2022. The Company evaluated the events between December 23, 2022 and December 31, 2022 and concluded the use of an accounting convenience date of December 31, 2022 did not have material impact on the results of operations or financial position.

As a result of the Fuwei Disposition, substantially all assets acquired and liabilities assumed are classified as held for sale. The assets and liabilities held for sale are measured at fair value less costs to sell based on the $30 million purchase price agreed between the Company and Aoji Holdings Co., Ltd and the costs to sell of $520,000.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed on December 31, 2022.

(US$, except for share and per share data)
Consideration:
Number of outstanding ordinary shares held by Fuwei’s shareholders as of December 23, 2022	3,265,837
Closing price of Fuwei’s ordinary shares as of December 23, 2022	8.30
Fair value of Fuwei shareholders’ 3.21% interest of Baijiayun Group Ltd as of December 23, 2022	27,106,447
Total consideration	27,106,447

Assets acquired and liabilities assumed:
Assets held for sale
Inventories	5,856,077
Other current assets	44,572,781
Fixed assets	16,644,971
Land use rights	2,051,673
Other non-current assets	186,452
Fair value adjustment on assets held for sale in connection with the Fuwei Disposition (giving effect of $520,000 costs to sell)	(21,227,128)
Total assets held for sale, net	48,084,826

Liabilities held for sale
Short-term borrowing	9,424,114
Other current liabilities	8,930,900
Other non-current liabilities	249,812
Total liabilities held for sale	18,604,826
Net assets acquired classified as held for sale	29,480,000
Bargain purchase gain	(2,373,553)

The amounts of revenue and earnings of the acquiree since the acquisition date to December 31, 2022 was immaterial.

The following unaudited pro forma information summarizes the results of operations of the Company for the six months ended December 31, 2022 and 2021, as if the Merger had been completed on July 1, 2021. These unaudited pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments as follows are based upon available information and certain assumptions that management believes are reasonable:

–       Elimination of the nonrecurring transaction costs directly related to the Merger and the adjustment of the related income tax impact;

–       Nonrecurring Bargain purchase gain recognized for the Merger.

(All amounts in US$’000)	For the Six Months Ended December 31,
	2022	2021
Pro forma revenues	$64,656	$61,876
Pro forma net income	$2,611	$725
Pro forma net income attributable to the Company	$3,178	$603

5 — BUSINESS ACQUISITION AND GOODWILL

On March 24, 2022, the Company acquired an additional 17.62% equity interest of Beijing Deran, an investee the Company previously held 33.38% equity interest and accounted for using equity method, for a purchase consideration of $830,324 (RMB5,286,676). Upon the acquisition, Beijing Deran became a consolidated subsidiary of the Company, the equity and income attributable to the minority shareholders is recorded and presented as non-controlling interests.

The total purchase consideration of $830,324 consisted of a cash payment of $568,622, which was paid in full in April 2022, settlement of receivable from the seller in the amount of $124,660, and assumption of liabilities in the amount of $137,042. The assets and liabilities of Beijing Deran were recorded at their respective estimated fair value as of the acquisition date.

As a result of this transaction, the carrying value of the Company’s previously held equity interest was remeasured to fair value, and resulted in a non-recurring, non-cash gain of $203,473 included in gain (loss) from equity method investments, net in the consolidated statements of operations and comprehensive income (loss) for the year ended June 30, 2022.

The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes at the acquisition date. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.157 on March 24, 2022.

	Amount US$	Amortization Years
Current assets	1,146,737
Property and equipment, net	816
Distribution channel	1,020,889	10
Technology	486,886	10
Total identifiable assets acquired	2,655,328

Current liabilities	73,906
Deferred tax liabilities	236,768
Total liabilities assumed	310,674

Net identifiable assets acquired	2,344,654
Total purchase consideration	830,324
Fair value of previously held equity interest	996,954
Fair value of non-controlling interests	1,721,734
Goodwill	1,204,358

Goodwill, which is not tax deductible is related to synergies expected to arise after the acquisition.

The fair values of the non-controlling interest and previously held equity interest were determined using the Discounted Cash Flow (“DCF”) method, the fair value of the distribution channel was determined using the Multi-period Excess Earnings Method, and the fair value of the technology was determined using the Relief from Royalty Method, all of which were under the income approach.

The determination of fair values involves the use of significant judgments and estimates. The judgments used to estimate the fair value assigned to assets acquired and liabilities assumed, the intangible asset life and non-controlling interests, as well as the significant assumptions, can materially impact the Company’s consolidated financial statements. Significant assumptions used for the models included but not limited to the weighted average cost of capital, forecasted operating cash flows, discount rates, attrition rate, and royalty saving rate. The Company utilized the assistance of third-party valuation appraisers to determine the fair values as of the date of acquisition.

Since the acquisition date, Beijing Deran contributed revenues and net loss of $363,248 and $67,901 to the Company from March 25, 2022 to June 30, 2022, respectively. Pro forma results reflecting this transaction were not presented because it is not significant to the Company’s consolidated financial results.